ORDINARY SHARES AND STRUCTURE SECTION (Details Narrative) - $ / shares	Sep. 30, 2023	May 22, 2023	Sep. 30, 2022	Sep. 30, 2021
Equity [Abstract]
Shares authorized	50,000,000	50,000,000	50,000,000
Shares issued	13,125,000		13,125,000	13,125,000
Shares outstanding	13,125,000		13,125,000	13,125,000
Par value	$ 0.001	$ 0.001	$ 0.001